Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Cash and Cash Equivalents

Cash equivalents are recorded at cost plus accrued interest, which approximates fair value, and have original maturities of three months or less at the date of purchase. Cash and cash equivalents are maintained primarily with a few high-credit quality financial institutions.

Short-term Investments

Short-term investments are recorded at cost plus accrued interest, which approximates fair value. Unrealized gains and losses on investments classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss). Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determination at each balance sheet date.

Inventories

Inventories are stated at the lower of cost or market. The Company records any amount required to reduce the carrying value of inventory to net realizable value as a charge to cost of products sold. Scrap and scrap substitute costs are a very significant component of the raw material, semi-finished and finished product inventory balances. The vast majority of the Company’s inventory is recorded on the first-in, first-out method. Production costs are applied to semi-finished and finished product inventory from the approximate period in which they are produced.

Property, Plant and Equipment

Property, plant and equipment is stated at cost, except for property, plant and equipment acquired through acquisitions which is recorded at acquisition date fair value. With the exception of our natural gas wells, depreciation is provided on a straight-line basis over the estimated useful lives of the assets. Depletion of all capitalized costs associated with our natural gas producing properties is expensed on a unit-of-production basis by individual field as the gas from the proved developed reserves is produced. The costs of acquiring unproved natural gas leasehold acreage are capitalized. When proved reserves are found on unproved properties, the associated leasehold cost is transferred to proved properties. Unproved leases are reviewed periodically for any impairment triggering event, and a valuation allowance is provided for any estimated decline in value. The costs of planned major maintenance activities are capitalized as part of other current assets and amortized over the period until the next scheduled major maintenance activity. All other repairs and maintenance activities are expensed when incurred.

Goodwill and Other Intangibles

Goodwill is the excess of cost over the fair value of net assets of businesses acquired. Goodwill is not amortized but is tested annually for impairment and whenever events or circumstances change that would make it more likely than not that an impairment may have occurred. We perform our annual impairment analysis as of the first day of the fourth quarter each year. The evaluation of impairment involves comparing the current estimated fair value of each reporting unit, which is a level below the reportable segment, to the recorded value, including goodwill. When appropriate, Nucor performs a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For certain reporting units, it is necessary to perform a quantitative analysis. In these instances, a discounted cash flow model is used to determine the current estimated fair value of these reporting units. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including market growth and market share, sales volumes and prices, costs to produce, discount rate and estimated capital needs. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. Assumptions in estimating future cash flows are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the fair value of goodwill and could result in impairment charges in future periods.

Finite-lived intangible assets are amortized over their estimated useful lives on a straight-line or accelerated basis.

Long-Lived Asset Impairments

We evaluate our property, plant and equipment and finite-lived intangible assets for potential impairment on an individual asset basis or at the lowest level asset grouping for which independent cash flows can be separately identified. Asset impairments are assessed whenever circumstances indicate that the carrying amounts of those productive assets could exceed their projected undiscounted cash flows. When it is determined that impairment exists, the related assets are written down to their estimated fair market value.

Equity Method Investments

Investments in joint ventures in which Nucor shares control over the financial and operating decisions but in which Nucor is not the primary beneficiary are accounted for under the equity method. Each of the Company’s equity method investments is subject to a review for impairment if, and when, circumstances indicate that a decline in value below its carrying amount may have occurred. Examples of such circumstances include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee; missed financial projections; a significant adverse change in the regulatory, economic or technological environment of the investee; a significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates; and recurring negative cash flows from operations. When management considers the decline to be other than temporary, the related investment is written down to its estimated fair market value.

Derivative Financial Instruments

Nucor periodically uses derivative financial instruments primarily to partially manage its exposure to price risk related to natural gas purchases used in the production process as well as its exposure to scrap, copper and aluminum purchased for resale to its customers. In addition, Nucor periodically uses derivatives to partially manage its exposure to changes in interest rates on outstanding debt instruments and uses forward foreign exchange contracts to hedge cash flows associated with certain assets and liabilities, firm commitments and anticipated transactions.

Nucor recognizes all derivative instruments in the consolidated balance sheets at fair value. Amounts included in accumulated other comprehensive income (loss) related to cash flow hedges are reclassified into earnings when the underlying transaction is recognized in net earnings. Changes in fair value hedges are reported in earnings along with changes in the fair value of the hedged items. When cash flow and fair value hedges affect net earnings, they are included on the same financial statement line as the underlying transaction (cost of products sold or interest expense). If these instruments do not meet hedge accounting criteria, the change in fair value (or a portion thereof) is recognized immediately in earnings in the same financial statement line as the underlying transaction.

Revenue Recognition

Nucor recognizes revenue when persuasive evidence of a contractual arrangement exists, delivery has occurred, the sales price is fixed or determinable and collection is reasonably assured. Product is considered delivered to the customer once it has been shipped and title and risk of loss has been transferred.

Income Taxes

Nucor utilizes the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized. On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (the “Tax Reform Act”). The Tax Reform Act creates two new U.S. tax base-erosion provisions, the global intangible low-taxed income (“GILTI”) and the base-erosion and anti-abuse tax (“BEAT”) provisions. The Company has elected to account for GILTI tax in the period in which it is incurred. Further information on the tax impacts of the Tax Reform Act is included in Note 19.

Nucor recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Potential accrued interest and penalties related to unrecognized tax benefits are recognized as a component of interest expense and other expenses.

The Tax Reform Act provides for a one-time mandatory deemed repatriation of post-1986 undistributed foreign subsidiary earnings and profits. Nucor’s intention is to permanently reinvest the future earnings of certain foreign investments.

Stock-Based Compensation

The Company recognizes the cost of stock-based compensation as an expense using fair value measurement methods. The assumptions used to calculate the fair value of stock-based compensation granted are evaluated and revised, as necessary, to reflect market conditions and experience.

Foreign Currency Translation

For Nucor’s operations where the functional currency is other than the U.S. dollar, assets and liabilities have been translated at year end exchange rates, and income and expenses have been translated using average exchange rates for the respective periods. Adjustments resulting from the process of translating an entity’s financial statements into the U.S. dollar have been recorded in accumulated other comprehensive income (loss) and are included in net earnings only upon sale or liquidation of the underlying investments. Foreign currency transaction gains and losses are included in net earnings in the period they occur.

Recently Adopted Accounting Pronouncements

In the first quarter of 2017, Nucor adopted new accounting guidance that amends the accounting for employee share-based payment transactions. The new guidance requires income statement recognition of all tax effects, including all excess tax benefits and tax deficiencies, resulting from the settlement of share-based awards in the reporting period in which they occur. The new guidance also requires that all tax-related cash flows resulting from share-based payments, including the excess tax benefits and tax deficiencies related to the settlement of stock-based awards, be classified as cash flows from operating activities, and that cash paid by directly withholding shares for tax purposes be classified as a financing activity in the statement of cash flows. The new guidance also allows companies to make an accounting policy election to either estimate the number of awards that are expected to vest, consistent with current guidance, or account for forfeitures as they occur. This new guidance, with the exception of the presentation of cash paid by directly withholding shares for tax purposes on the statement of cash flows, was applied prospectively for the Company beginning on January 1, 2017. The presentation of cash paid by directly withholding shares for tax purposes on the statement of cash flows as a financing activity requires retrospective application beginning January 1, 2017. As a result of the retrospective application of this new guidance, $12.4 million and $11.7 million were reclassified from other operating activities to payment of tax withholdings on certain stock-based compensation in the consolidated statements of cash flows for the years ended December 31, 2016 and 2015, respectively. The adoption of this new guidance did not have a material effect on the Company’s consolidated financial statements. There is no change to our accounting policy with respect to the estimation of awards that are expected to vest.

In January 2017, new guidance was issued regarding the simplification of the test for goodwill impairment. The new guidance eliminates Step 2 from the goodwill impairment test and will require an entity to perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The new guidance is effective for the Company for annual and interim reporting periods beginning after December 15, 2019, with early adoption permitted. The Company early adopted this new guidance in the first quarter of 2017. The adoption of this new guidance did not have a material impact on the Company’s consolidated financial statements.

In August 2017, new guidance was issued regarding improvements to accounting and reporting for hedging activities to better reflect the economic results of an entity’s risk management activities. The new guidance reduces limitations on hedge designation and updates measurement guidance for qualifying hedging relationships. The new guidance also simplifies financial statement reporting for qualifying hedging relationships and aligns the recognition and presentation of the effects of the hedging instrument and hedged item within the financial statements. The new guidance is effective for the Company for annual and interim reporting periods beginning after December 15, 2018, with early adoption permitted. The Company early adopted this new guidance in the third quarter of 2017. The adoption of this new guidance did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

In May 2014, new accounting guidance was issued that will supersede nearly all existing accounting guidance related to revenue recognition. The new guidance provides that an entity recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. The Financial Accounting Standards Board has also issued a number of updates to this new accounting guidance. The Company will adopt the new revenue recognition guidance effective January 1, 2018. Using the modified retrospective approach, the Company will recognize the cumulative effect of the adoption as an adjustment to the opening balance of retained earnings. The Company does not expect the adoption of this new guidance to have a material effect on the Company’s consolidated financial statements.

In January 2016, new accounting guidance was issued regarding the recognition and measurement of financial assets and financial liabilities. Changes to the current accounting guidance primarily affect the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the Financial Accounting Standards Board clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The accounting for other financial instruments, such as loans, investments in debt securities and financial liabilities, is largely unchanged. The new guidance is effective for the Company for annual and interim reporting periods beginning after December 15, 2017. The Company does not expect the adoption of this new guidance to have a material effect on the Company’s consolidated financial statements.

In February 2016, new accounting guidance was issued regarding the accounting for leases. The new guidance requires all lessees to recognize on the balance sheet right to use assets and lease liabilities for the rights and obligations created by lease arrangements with terms greater than 12 months. The new guidance is effective for the Company for annual and interim reporting periods beginning after December 15, 2018. The Company is evaluating the impact that the adoption of this new guidance will have on its consolidated financial statements, but it expects that assets and liabilities will increase on the Company’s consolidated balance sheet.

In August 2016, new accounting guidance was issued regarding the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. The new guidance addresses specific cash flow presentation issues in order to reduce diversity in existing practice. The new guidance is effective for the Company for annual and interim reporting periods beginning after December 15, 2017. The Company does not expect the adoption of this new guidance to have a material impact on the Company’s consolidated financial statements.

In October 2016, new accounting guidance was issued regarding intra-entity transfers of assets other than inventory. The new guidance requires that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The new guidance is effective for the Company for annual and interim reporting periods beginning after December 15, 2017. The Company does not expect the adoption of this new guidance to have a material impact on the Company’s consolidated financial statements.